Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Communication Services (24.9%)
Alphabet, Inc. - Class A *	8,535	17,604
Alphabet, Inc. - Class C *	38,215	79,053
Charter Communications, Inc. - Class A *	215	133
Facebook, Inc. - Class A *	293,681	86,498
IAC/InterActiveCorp *	2,400	519
Kuaishou Technology *	14,300	497
Live Nation Entertainment, Inc. *	6,100	516
Match Group, Inc. *	79,419	10,910
Netflix, Inc. *	59,855	31,224
Pinterest, Inc. *	51,743	3,830
Sea, Ltd. *	92,128	20,566
Snap, Inc. *	286,308	14,971
Spotify Technology SA *	27,976	7,496
Tencent Holdings, Ltd.	446,700	35,051
T-Mobile US, Inc. *	16,300	2,042

Total		310,910

Consumer Discretionary (20.4%)
Alibaba Group Holding, Ltd., ADR *	139,387	31,603
Amazon.com, Inc. *	44,057	136,316
Aptiv PLC *	13,450	1,855
Booking Holdings, Inc. *	4,575	10,659
Carvana Co. *	19,714	5,173
Chipotle Mexican Grill, Inc. *	6,254	8,886
Coupang, Inc. *	32,058	1,582
Dollar General Corp.	51,332	10,401
Dollar Tree, Inc. *	98	11
DoorDash, Inc. *	4,663	612
Etsy, Inc. *	16,752	3,378
Hilton Worldwide Holdings, Inc. *	4,792	579
JD.com, Inc., ADR *	27,700	2,336
Lululemon Athletica, Inc. *	25,703	7,883
Marriott International, Inc. - Class A *	138	20
McDonald’s Corp.	648	145
NIKE, Inc. - Class B	73,042	9,707
Pinduoduo, Inc. *	15,818	2,118
Roku, Inc. *	4,635	1,510
Ross Stores, Inc.	67,844	8,135
Starbucks Corp.	21,494	2,349
The TJX Cos., Inc.	26,566	1,757
VF Corp.	10,172	813
The Walt Disney Co. *	21,100	3,893

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Yum! Brands, Inc.	27,044	2,926

Total		254,647

Consumer Staples (0.0%)
The Estee Lauder Cos., Inc. - Class A	1,350	393

Total		393

Financials (3.2%)
The Charles Schwab Corp.	94,658	6,170
Chubb, Ltd.	18,511	2,924
The Goldman Sachs Group, Inc.	45,944	15,024
Intercontinental Exchange, Inc.	41,464	4,631
Marsh & McLennan Cos., Inc.	5,794	706
Morgan Stanley	5,609	435
MSCI, Inc.	2,149	901
S&P Global, Inc.	25,296	8,926
Willis Towers Watson PLC	1,849	423

Total		40,140

Health Care (11.8%)
Abbott Laboratories	12,355	1,481
AbbVie, Inc.	9,344	1,011
Align Technology, Inc. *	2,828	1,531
Anthem, Inc.	19,079	6,848
AstraZeneca PLC, ADR	32,613	1,622
Becton Dickinson and Co.	1,008	245
Centene Corp. *	82,794	5,291
Cigna Corp.	64,239	15,529
Danaher Corp.	53,459	12,033
Dentsply Sirona, Inc.	34,200	2,182
Eli Lilly & Co.	12,281	2,294
Exact Sciences Corp. *	529	70
HCA Healthcare, Inc.	46,686	8,793
Humana, Inc.	8,385	3,515
Incyte Corp. *	33,725	2,741
Intuitive Surgical, Inc. *	21,001	15,519
PPD, Inc. *	30,985	1,173
Stryker Corp.	64,948	15,820
Thermo Fisher Scientific, Inc.	19,764	9,020
UnitedHealth Group, Inc.	65,921	24,527
Veeva Systems, Inc. - Class A *	11,306	2,954
Vertex Pharmaceuticals, Inc. *	34,882	7,496
Zoetis, Inc.	38,374	6,043

Total		147,738

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Industrials (2.3%)
Cintas Corp.	8,421	2,874
Copart, Inc. *	637	69
CoStar Group, Inc. *	7,483	6,150
Equifax, Inc.	5,983	1,084
Fortive Corp.	40,580	2,867
Generac Holdings, Inc. *	2,000	655
General Electric Co.	284,552	3,736
Honeywell International, Inc.	2,373	515
Kansas City Southern	2,177	575
Norfolk Southern Corp.	11,579	3,109
Parker Hannifin Corp.	420	132
Roper Technologies, Inc.	12,636	5,097
Union Pacific Corp.	6,982	1,539
United Continental Holdings, Inc. *	1,573	90

Total		28,492

Information Technology (36.5%)
Advanced Micro Devices, Inc. *	105,531	8,284
Apple, Inc.	498,928	60,944
Applied Materials, Inc.	13,479	1,801
ASML Holding NV	1,600	988
Atlassian Corp. PLC *	12,719	2,681
Automatic Data Processing, Inc.	7,056	1,330
Coupa Software, Inc. *	11,854	3,017
CrowdStrike Holdings, Inc. *	7,863	1,435
DocuSign, Inc. *	10,946	2,216
Fidelity National Information Services, Inc.	44,988	6,326
Fiserv, Inc. *	120,856	14,387
Fortinet, Inc. *	11,658	2,150
Global Payments, Inc.	129,369	26,078
Intuit, Inc.	74,041	28,362
Marvell Technology Group, Ltd.	152,889	7,488
Mastercard, Inc. - Class A	82,583	29,404
Maxim Integrated Products, Inc.	35,262	3,222
Microchip Technology, Inc.	12,179	1,890
Microsoft Corp.	296,076	69,806
MongoDB, Inc. *	2,564	686
Monolithic Power Systems	3,201	1,131
NVIDIA Corp.	27,744	14,813
Paycom Software, Inc. *	3,420	1,266
PayPal Holdings, Inc. *	133,028	32,304
QUALCOMM, Inc.	829	110

Growth Stock Portfolio

Common Stocks (99.7%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
salesforce.com, Inc. *	101,889	21,587
ServiceNow, Inc. *	58,448	29,230
Shopify, Inc. *	5,433	6,012
Snowflake, Inc. *	856	196
Splunk, Inc. *	41,081	5,566
Square, Inc. - Class A *	3,368	765
Synopsys, Inc. *	39,110	9,691
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,300	390
TE Connectivity, Ltd.	22,135	2,858
Texas Instruments, Inc.	29,975	5,665
Twilio, Inc. - Class A *	6,091	2,075
Visa, Inc. - Class A	180,939	38,310
Wix.com, Ltd. *	13,061	3,647
Workday, Inc. - Class A *	17,262	4,288
Zoom Video Communications, Inc. *	14,141	4,543

Total		456,942

Materials (0.6%)
Avery Dennison Corp.	11,700	2,149
Linde PLC	14,555	4,077
The Sherwin-Williams Co.	2,068	1,526

Total		7,752

Total Common Stocks (Cost: $792,581)		1,247,014

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	8,837,790	8,838

Total		8,838

Total Short-Term Investments (Cost: $8,838)		8,838

Total Investments (100.4%) (Cost: $801,419)@		1,255,852

Other Assets, Less Liabilities (-0.4%)		(5,310)

Net Assets (100.0%)		1,250,542

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.

Growth Stock Portfolio

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $801,419 and the net unrealized appreciation of investments based on that cost was $454,433 which is comprised of $457,628 aggregate gross unrealized appreciation and $3,195 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,247,014	$—	$—
Short-Term Investments	8,838	—	—

Total Assets:	$1,255,852	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand